CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF CASH FLOWS
Acquisition of subsidiaries, cash acquired	¥ 30,303	¥ 125	¥ 0